GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Line of Credit Facility [Line Items]
Cash	$ 1,000,000.0		$ 1,400,000
Working capital	(2,900,000)		(2,600,000)
Net loss	(701,463)	$ (1,051,149)	(9,932,620)	$ (3,322,695)
Net cash provided by used in operating activities	(2,548,569)	$ (733,795)	$ (2,525,354)	$ (1,369,060)
Line of credit	$ 5,000,000
Debt instrument interest rate stated percentage	12.00%
Long term line of credit	$ 5,000,000
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Cash	5,000,000
Lines of credit	$ 5,000,000
Interest rate percentage	12.00%